Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000013178
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	1.59%	(0.05%)	1.24%
C000013180
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.08%	(0.15%)	0.81%
C000063956
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013104
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	1.87%	(0.10%)	1.28%
C000013106
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.56%	(0.17%)	0.87%
C000063947
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013120
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	1.00%	(0.35%)	1.24%
C000013122
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	2.60%	(0.41%)	0.81%
C000092719
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013136
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	1.53%	(0.29%)	1.04%
C000013138
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.24%	(0.36%)	0.63%
C000063950
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013142
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	1.45%	(0.23%)	1.30%
C000013144
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.08%	(0.33%)	0.87%
C000092722
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013151
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	2.53%	(0.07%)	1.19%
C000013153
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.18%	(0.15%)	0.78%
C000063952
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013157
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	2.08%	(0.28%)	1.17%
C000013159
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.72%	(0.38%)	0.76%
C000063953
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000013178
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%	0.61%	1.58%
Without Sales Load [Member] | C000013180
Average Annual Return [Line Items]
Average Annual Return, Percent	4.08%	(0.15%)	0.81%
Without Sales Load [Member] | C000063956
Average Annual Return [Line Items]
Average Annual Return, Percent	5.17%	0.80%	1.77%
Without Sales Load [Member] | C000013104
Average Annual Return [Line Items]
Average Annual Return, Percent	5.28%	0.57%	1.62%
Without Sales Load [Member] | C000013106
Average Annual Return [Line Items]
Average Annual Return, Percent	4.56%	(0.17%)	0.87%
Without Sales Load [Member] | C000063947
Average Annual Return [Line Items]
Average Annual Return, Percent	5.61%	0.77%	1.83%
Without Sales Load [Member] | C000013120
Average Annual Return [Line Items]
Average Annual Return, Percent	4.36%	0.32%	1.57%
Without Sales Load [Member] | C000013122
Average Annual Return [Line Items]
Average Annual Return, Percent	3.60%	(0.41%)	0.81%
Without Sales Load [Member] | C000092719
Average Annual Return [Line Items]
Average Annual Return, Percent	4.56%	0.52%	1.76%
Without Sales Load [Member] | C000013136
Average Annual Return [Line Items]
Average Annual Return, Percent	4.90%	0.37%	1.38%
Without Sales Load [Member] | C000013138
Average Annual Return [Line Items]
Average Annual Return, Percent	4.24%	(0.36%)	0.63%
Without Sales Load [Member] | C000063950
Average Annual Return [Line Items]
Average Annual Return, Percent	5.23%	0.58%	1.59%
Without Sales Load [Member] | C000013142
Average Annual Return [Line Items]
Average Annual Return, Percent	4.86%	0.43%	1.63%
Without Sales Load [Member] | C000013144
Average Annual Return [Line Items]
Average Annual Return, Percent	4.08%	(0.33%)	0.87%
Without Sales Load [Member] | C000092722
Average Annual Return [Line Items]
Average Annual Return, Percent	5.07%	0.60%	1.83%
Without Sales Load [Member] | C000013151
Average Annual Return [Line Items]
Average Annual Return, Percent	6.00%	0.59%	1.52%
Without Sales Load [Member] | C000013153
Average Annual Return [Line Items]
Average Annual Return, Percent	5.18%	(0.15%)	0.78%
Without Sales Load [Member] | C000063952
Average Annual Return [Line Items]
Average Annual Return, Percent	6.21%	0.80%	1.73%
Without Sales Load [Member] | C000013157
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	0.37%	1.51%
Without Sales Load [Member] | C000013159
Average Annual Return [Line Items]
Average Annual Return, Percent	4.72%	(0.38%)	0.76%
Without Sales Load [Member] | C000063953
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%	0.58%	1.72%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%
EATON VANCE Index: Bloomberg Georgia Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Georgia Municipal Bond Index
Average Annual Return, Percent	3.80%	0.80%	1.91%
EATON VANCE Index: Bloomberg Georgia Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Georgia Municipal Bond Index
Average Annual Return, Percent	3.80%	0.80%	1.91%
EATON VANCE Index: Bloomberg Georgia Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Georgia Municipal Bond Index
Average Annual Return, Percent	3.80%	0.80%	1.91%
EATON VANCE Index: Bloomberg Maryland Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Maryland Municipal Bond Index
Average Annual Return, Percent	3.51%	0.39%	1.63%
EATON VANCE Index: Bloomberg Maryland Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Maryland Municipal Bond Index
Average Annual Return, Percent	3.51%	0.39%	1.63%
EATON VANCE Index: Bloomberg Maryland Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Maryland Municipal Bond Index
Average Annual Return, Percent	3.51%	0.39%	1.63%
EATON VANCE Index: Bloomberg Missouri Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Missouri Municipal Bond Index
Average Annual Return, Percent	4.60%	0.52%	1.97%
EATON VANCE Index: Bloomberg Missouri Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Missouri Municipal Bond Index
Average Annual Return, Percent	4.60%	0.52%	1.97%
EATON VANCE Index: Bloomberg Missouri Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Missouri Municipal Bond Index
Average Annual Return, Percent	4.60%	0.52%	1.97%
EATON VANCE Index: Bloomberg North Carolina Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg North Carolina Municipal Bond Index
Average Annual Return, Percent	3.84%	0.36%	1.62%
EATON VANCE Index: Bloomberg North Carolina Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg North Carolina Municipal Bond Index
Average Annual Return, Percent	3.84%	0.36%	1.62%
EATON VANCE Index: Bloomberg North Carolina Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg North Carolina Municipal Bond Index
Average Annual Return, Percent	3.84%	0.36%	1.62%
EATON VANCE Index: Bloomberg Oregon Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Oregon Municipal Bond Index
Average Annual Return, Percent	4.41%	0.29%	1.78%
EATON VANCE Index: Bloomberg Oregon Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Oregon Municipal Bond Index
Average Annual Return, Percent	4.41%	0.29%	1.78%
EATON VANCE Index: Bloomberg Oregon Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Oregon Municipal Bond Index
Average Annual Return, Percent	4.41%	0.29%	1.78%
EATON VANCE Index: Bloomberg South Carolina Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg South Carolina Municipal Bond Index
Average Annual Return, Percent	4.62%	0.67%	2.03%
EATON VANCE Index: Bloomberg South Carolina Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg South Carolina Municipal Bond Index
Average Annual Return, Percent	4.62%	0.67%	2.03%
EATON VANCE Index: Bloomberg South Carolina Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg South Carolina Municipal Bond Index
Average Annual Return, Percent	4.62%	0.67%	2.03%
EATON VANCE Index: Bloomberg Virginia Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Virginia Municipal Bond Index
Average Annual Return, Percent	4.07%	0.45%	1.71%
EATON VANCE Index: Bloomberg Virginia Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Virginia Municipal Bond Index
Average Annual Return, Percent	4.07%	0.45%	1.71%
EATON VANCE Index: Bloomberg Virginia Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Virginia Municipal Bond Index
Average Annual Return, Percent	4.07%	0.45%	1.71%